Equity Method Investment in Smackover Lithium - Changes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Equity Method Investment in Joint Ventures
Beginning, Balance			$ 168,868
Capital contributions			46,475
Loss from investment in Smackover Lithium	$ (1,821)	$ (925)	(4,801)	$ (3,169)
Ending, Balance	210,542		210,542
SWA Lithium
Equity Method Investment in Joint Ventures
Beginning, Balance			105,165
Capital contributions			26,125
Loss from investment in Smackover Lithium	(1,473)	(445)	(4,007)	(2,294)
Ending, Balance	127,283		127,283
Texas Lithium
Equity Method Investment in Joint Ventures
Beginning, Balance			63,703
Capital contributions			20,350
Loss from investment in Smackover Lithium	(348)	$ (480)	(794)	$ (875)
Ending, Balance	$ 83,259		$ 83,259